FINANCIAL ASSETS AND LIABILITIES - Summary of Credit Risk Rating (Detail) - Credit risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of external credit grades [line items]
Credit rating	R$ 24,263,474	R$ 20,912,493
AAA credit rating [member]
Disclosure of external credit grades [line items]
Credit rating	22,706,407	20,475,536
AA credit rating [member]
Disclosure of external credit grades [line items]
Credit rating	803,935	172,871
A credit rating [member]
Disclosure of external credit grades [line items]
Credit rating	571,942	124,932
Not rated [member]
Disclosure of external credit grades [line items]
Credit rating	R$ 181,190	R$ 139,154